UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                --------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Management Services, Inc.
          ----------------------------------------------------------------------
Address:  26261 Evergreen, Suite 455
          ----------------------------------------------------------------------
          Southfield, MI  48076
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-7002
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    (248) 223-0122
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.         Southfield, Michigan         February 6, 2003
------------------------------    ------------------------     -----------------
        [Signature]                  [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 70
                                        -------------------

Form 13F Information Table Value Total: $ 176,929
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:                ITEM 2:       ITEM 3:   ITEM 4:  ITEM 5:     ITEM 6:       ITEM 7:               ITEM 8:
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----------------------
                                                      VALUE    SHARES/ SH/ PUT/ INVSTMT                   VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----   ------   ------
3M Company                     com         88579y101     446      3617  SH      SOLE                   3617              3617
AFLAC Inc.                     com         001055102    4173    138560  SH      SOLE                 138560            138560
Abbott Laboratories            com         002824100     527     13180  SH      SOLE                  13180             13180
Amer Int'l Group               com         026874107    5062     87501  SH      SOLE                  87501             87501
American Express               com         025816109    3549    100404  SH      SOLE                 100404            100404
Amerisourcebergen Corp         com         03073E105    1441     26535  SH      SOLE                  26535             26535
Amgen                          com         031162100    3538     73195  SH      SOLE                  73195             73195
Apache Corp                    com         037411105    1748     30672  SH      SOLE                  30672             30672
Automatic Data Proc            com         053015103    4687    119421  SH      SOLE                 119421            119421
BJ Services                    com         055482103    1941     60070  SH      SOLE                  60070             60070
Bank One Corp                  com         06423A103     703     19243  SH      SOLE                  19243             19243
Baxter International           com         071813109    1466     52370  SH      SOLE                  52370             52370
BiSys Group Inc.               com         055472104    3019    189855  SH      SOLE                 189855            189855
Biomet Inc                     com         090613100    3531    123220  SH      SOLE                 123220            123220
Bristol-Myers Squibb           com         110122108    2509    108393  SH      SOLE                 108393            108393
CVS Corp.                      com         126650100    3178    127261  SH      SOLE                 127261            127261
Cinergy Corp                   com         172474108    3426    101590  SH      SOLE                 101590            101590
Cintas Corp.                   com         172908105    2523     55157  SH      SOLE                  55157             55157
Cisco Systems Inc              com         17275R102    3708    283067  SH      SOLE                 283067            283067
Citigroup                      com         172967101    2539     72144  SH      SOLE                  72144             72144
Coca-Cola                      com         191216100     413      9436  SH      SOLE                   9436              9436
Comerica                       com         200340107     626     14471  SH      SOLE                  14471             14471
Compass Bancshares Inc         com         20449h109    1535     49095  SH      SOLE                  49095             49095
Conair Corp                    com                         2     16380  SH      SOLE                  16380             16380
Concord EFS Inc.               com         206197105    1797    114174  SH      SOLE                 114174            114174
Costco Wholesale Corp          com         22160K105    3052    108784  SH      SOLE                 108784            108784
Dell Computers                 com         247025109    2415     90323  SH      SOLE                  90323             90323
Disney (Walt) Holding Co.      com         254687106    1310     80338  SH      SOLE                  80338             80338
Dow Chemical                   com         260543103    1796     60474  SH      SOLE                  60474             60474
Emerson Electric               com         291011104    4373     85996  SH      SOLE                  85996             85996
Exxon-Mobil Corp               com         30231G102    5571    159454  SH      SOLE                 159454            159454
Fifth Third Bancorp            com         316773100    1137     19413  SH      SOLE                  19413             19413
Ford Motor Co                  com         345370100    2022    217462  SH      SOLE                 217462            217462
Genentech                      com         368710406    1721     51889  SH      SOLE                  51889             51889
General Dynamics Corp.         com         369550108    2655     33455  SH      SOLE                  33455             33455
General Electric               com         369604103    5961    244798  SH      SOLE                 244798            244798
Home Depot                     com         437076102    2197     91715  SH      SOLE                  91715             91715
Int'l Bus. Machines            com         459200101    3937     50800  SH      SOLE                  50800             50800
Intel Corp                     com         458140100    3206    205901  SH      SOLE                 205901            205901
Johnson & Johnson              com         478160104    3700     68897  SH      SOLE                  68897             68897
K Mart                         com                         4     19080  SH      SOLE                  19080             19080
Lilly (Eli)                    com         532457108     517      8137  SH      SOLE                   8137              8137
Manpower Inc.                  com         56418H100    2998     93985  SH      SOLE                  93985             93985
McCormick & Company            com         579780206    1458     62825  SH      SOLE                  62825             62825
Medtronic Inc                  com         585055106    5442    119335  SH      SOLE                 119335            119335
Mellon Financial Corp.         com         58551A108     783     30000  SH      SOLE                  30000             30000
Merck & Co                     com         589331107    3224     56954  SH      SOLE                  56954             56954
Microsoft                      com         594918104    6757    130693  SH      SOLE                 130693            130693
Mid Cap SPDR Tr Unit Ser 1     com         595635103    6175     78506  SH      SOLE                  78506             78506
Nisource Inc                   com         65473P105    1845     92265  SH      SOLE                  92265             92265
Outback Steakhouse             com         689899102    1969     57180  SH      SOLE                  57180             57180
Pfizer, Inc                    com         717081103    3738    122281  SH      SOLE                 122281            122281
Pitney Bowes Inc.              com         724479100    3467    106155  SH      SOLE                 106155            106155
Procter & Gamble               com         742718109     454      5287  SH      SOLE                   5287              5287
Qualcomm Inc                   com         747525103    1676     46054  SH      SOLE                  46054             46054
Royal Dutch Petrol             com         780257804     248      5628  SH      SOLE                   5628              5628
S & P Depository Receipts      com         78462F103    5735     64997  SH      SOLE                  64997             64997
SBC Communications, Inc        com         78387G103    1810     66748  SH      SOLE                  66748             66748
SLM Corporation                com         78442p106    5094     49050  SH      SOLE                  49050             49050
Stryker Corp                   com         863667101    2421     36071  SH      SOLE                  36071             36071
Sysco Corp                     com         871829107    4444    149176  SH      SOLE                 149176            149176
Texas Instruments              com         882508104    2239    149138  SH      SOLE                 149138            149138
Travelers Prop Casualty Corp-C com         89420G109    1527    104203  SH      SOLE                 104203            104203
U S Bancorp - Del              com         902973304    1217     57338  SH      SOLE                  57338             57338
Vanguard Extended Market Viper com         922908652     501     10100  SH      SOLE                  10100             10100
Vanguard Total Stock Market Vi com         922908769    1839     22250  SH      SOLE                  22250             22250
Vornado Realty Corp.           com         929042109    1985     53355  SH      SOLE                  53355             53355
Wal Mart Stores                com         931142103    2697     53391  SH      SOLE                  53391             53391
Willis Group Hldgs Ltd         com         g96655108    1218     42475  SH      SOLE                  42475             42475
Wyeth                          com         026609107     307      8210  SH      SOLE                   8210              8210